SUMMARY OF PRINCIPAL ACCOUNTING POLICIES (Additional Information) (Details)			1 Months Ended		12 Months Ended
	Jan. 01, 2019 USD ($)	Feb. 17, 2016 USD ($)	Jan. 31, 2020 item	Jan. 31, 2018 USD ($)	Dec. 31, 2019 USD ($) item	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)
Restricted cash
Restricted cash					$ 62,609,361	$ 28,609,307
Inventories
Inventory write-down					326,598	0	$ 0
Property, Plant and Equipment
Interest expense capitalized					6,608,928	1,203,547	47,507
Prepaid land use rights
Lease Expenses					582,469	586,034	572,722
Impairment of long-lived assets
Long-lived asset impairment					0	11,482,905	2,987,668
Revenue recognition
Accounts Receivable, Net, Current					13,287	1,180,598
Government subsidies
Unrestricted cash government subsidies					5,576,300	13,136,922	3,704,144
Foreign currency translation
Aggregate amount of cash and cash equivalents and restricted cash denominated in RMB					113,101,494	81,476,636
Noncontrolling interest
Noncontrolling interest					516,467
Allocated Share-based Compensation Expense					17,896,942	13,788,049	4,200,273
Operating Leases, Future Minimum Payments Due					204,747
Contract with Customer, Liability					35,182,095	17,482,940
Contract with Customer, Liability, Revenue Recognized	$ 10,200,000			$ 16,400,000
Basis of presentation
Excess of current liabilities over current assets					270,800,000
Capital commitments for purchases of property, plant and equipment					$ 53,900,000
Net income and positive cash flow from operations, generation period					3 years
Net operating cash inflow					$ 180,990,569	95,553,040	142,704,394
Capacity of polysilicon per annum (in MT) | item					30,000
Concentration of credit risk
Allowance for doubtful accounts					$ 0	0
Leases
Right-of-use assets					196,628	0
Lease liability, current					84,819	0
Lease liability - long-term portion					77,323	0
Accounts receivable | Credit concentration
Revenue recognition
Accounts Receivable, Net, Current					13,287	1,087,719
Discontinued Operations
Inventories
Inventory write-down					326,598	851,008	0
Impairment of long-lived assets
Long-lived asset impairment					0	18,769,938	2,987,668
Discontinued Operations | Wafer Manufacturing operations
Impairment of long-lived assets
Long-lived asset impairment						7,287,033
Shipping and Handling [Member]
Shipping and handling
Cost of Goods and Services Sold					$ 6,311,797	$ 4,474,956	$ 4,099,716
Subsequent events
Basis of presentation
Capacity of polysilicon per annum (in MT) | item			70,000
Syned Fire Safety Service Co Ltd [Member]
Investment In Affiliate [Abstract]
Consideration paid		$ 581,581
Equity interest acquired (as a percent)		15.29%